Variable Interest Entities - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 08, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 05, 2018
Variable Interest Entity [Line Items]
Term of agreement		10 years
Liabilities			$ 180,037,000		$ 180,037,000		$ 185,601,000	$ 153,365,000
Remaining settlement obligation of mortgage loan			800,000		800,000		3,000,000	6,000,000
Avero
Variable Interest Entity [Line Items]
Term of agreement	10 years
Financial support for obligation settlement			800,000		2,300,000			12,000,000
Liabilities			9,178,000		9,178,000		10,562,000	11,613,000
Mortgage payable			1,800,000		1,800,000		1,900,000	2,100,000
Avero | Recourse
Variable Interest Entity [Line Items]
Liabilities			$ 0		$ 0		0	0
Cigna Settlement Obligation
Variable Interest Entity [Line Items]
Settlement of obligations guaranteed								12,000,000
Cigna Settlement Obligation | Avero
Variable Interest Entity [Line Items]
Litigation settlement amount agreed to pay to other party									$ 12,000,000
Litigation settlement upfront payment									6,000,000
Remaining settlement amount									$ 6,000,000
Financial support for obligation settlement				$ 800,000		$ 2,300,000	$ 3,000,000	$ 6,000,000